Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income	$ 3,752	$ (5,000)	$ (1,140)	$ (2,271)	$ (1,859)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	118	52	86	82	223
Amortization of deferred financing and waiver fees				362	1,295
(Reduction of) provision for sales returns and doubtful accounts	(98)	(260)	(270)	(273)	499
Stock-based compensation	1,777	1,377	1,821	1,110	928
Deferred tax benefit			(9,056)
Amortization of common stock issued for services		61	65	233	95
Amortization of discount on notes payable					25
Gain on settlement				(38)
Change in the fair value of warrant liability	(2,548)	9,620	15,987	6,533
Changes in operating assets and liabilities:
Accounts receivable	(645)	(468)	(377)	(647)	(1,759)
Inventory	(214)	508	274	195	(559)
Prepaid expenses and other current assets	(80)	72	(110)	5	399
Advance payments			(110)	(483)	659
Deferred revenue	29	(84)	(212)	74	(15)
Accounts payable, accrued compensation, other accrued expenses, advance payments, and other current liabilities	(482)	730	1,998	285	429
Other current liabilities			(662)	93	(222)
Net cash provided by operating activities	1,609	6,608	8,294	5,260	138
Cash flows from investing activities:
Purchase of equipment	(1,350)	(2,261)	(2,348)	(718)	(308)
Purchase of investments - held to maturity	(2,645)	(3,500)	(4,500)	(3)	(3)
Net cash used in investing activities	(3,995)	(5,761)	(6,848)	(721)	(311)
Cash flows from financing activities:
Proceeds from sale of preferred stock, net of issuance costs					3,933
Proceeds from sale of common stock, net of issuance costs					1,580
Proceeds from exercise of stock options and warrants			1,055	5
Borrowings from line of credit					1,934
Payments related to deferred financing costs					(117)
Payments of debt and capitalized lease obligations				(1,653)	(5,466)
Proceeds from exercise of stock options	526	322
Proceeds from exercise of stock warrants	562	250
Net cash provided by (used in) financing activities	1,088	572	1,055	(1,648)	1,864
Net increase (decrease) in cash and cash equivalents	(1,298)	1,419	2,501	2,891	1,691
Cash and cash equivalents, beginning of period	7,796	5,295	5,295	2,404	713
Cash and cash equivalents, end of period	6,498	6,714	7,796	5,295	2,404
Cash paid for interest	42	76	91	107	702
Cash paid for taxes	15	125	164	138	44
Issuance of shares of common stock for cashless exercise of warrants
Issuance of common stock for services charged to prepaid expenses				304	202
Conversion of debt to common stock					251
Conversion of debt to convertible preferred stock - series B					1,706
Issuance of 485,000 shares of common stock for deferred financing costs in 2008					340
Issuance of 1,120,000 shares of common stock underlying warrants for deferred financing costs in 2008.					715
Conversion of 20 and 60 shares of Series B Convertible Preferred Stock for 26,666 and 80,000 shares of common stock in 2011 and 2010, respectively.
Issuance of 49,685 shares of common stock for cashless exercise of 60,000 stock options in 2011.